Revenue from contracts with customers	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Revenue from contracts with customers

3. Revenue from contracts with customers

Voyage charters and contracts of affreightment: Revenues from voyage charters and contracts of affreightment amounted to $67,525 and $84,234 for the second quarters of 2024 and 2023, respectively, and $135,285 for the first half of 2024, compared to $209,184 for the prior year first half.

Time, bareboat charters and pooling arrangements: Revenues from time charter hire arrangements amounted to $146,530 and $137,220 for the second quarters of 2024 and 2023, respectively, and $280,359 for the first half of 2024, compared to $273,483 for the prior year first half.

Unearned revenue: Unearned revenue represents cash received within the reporting period, for which related service has not been provided. It primary relates to charter hire received in advance at the amount of $10,605 as of June 30, 2024 ($17,391 at December 31, 2023) and to revenue resulting from charter agreements with varying rates at the amount of $7,043 as of June 30, 2024 ($14,511 at December 31, 2023).